Inventories	6 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of March 31, 2023 and September 30, 2022 consisted of the following:

	March 31,	September 30,
	2023	2022
	(Unaudited)
Raw materials	$8,477,197	$6,401,458
Work in process	13,648	7,830
Finished goods	6,484,813	7,117,789
Goods in transit	2,540,901	3,005,549
Inventory provision	(1,324,375)	(1,099,914)
Total inventories, net	$16,192,184	$15,432,712

Goods in transit of $2,540,901 and $3,005,549 as of March 31, 2023 and September 30, 2022 refer to the inventory items that have been shipped out from the Company but yet to be received by the Company’s customers or the designated shipping points. For sales from domestic customers, control of the product is transferred to the customer upon delivery. For sales from international customers, the Company sells its products primarily under FOB shipping point term and control of the product is transferred upon delivery to the designated shipping point.

For the six months ended March 31, 2023 and 2022, the Company recorded an inventory provision of $224,461 and wrote off an inventory of $278,113, respectively, presented in cost of sales in the Company’s statement of income and comprehensive income.